CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 9,724,925	$ 18,232,130
Restricted cash	60,206	199,079
Short-term investments	50,059	50,044
Accounts receivable, net of allowance for doubtful accounts of US$1,168,516 and US$159,414 as of December 31, 2021 and 2022, respectively	4,949,244	21,483,102
Prepaid expenses and other current assets	4,443,670	10,864,280
Total current assets	19,228,104	50,828,635
Property and equipment, net	912,633	3,088,209
Intangible assets, net	89,532	248,966
Operating lease right-of-use assets	782,719	1,171,285
Long-term investments	276,600	313,691
Other non-current assets	95,699	780,380
TOTAL ASSETS	21,385,287	56,431,166
Current liabilities (including amounts of the consolidated VIEs without recourse to the Company. See Note 2(b)):
Accounts payable	8,171,310	27,760,127
Short-term borrowings	861,500	9,097,040
Accrued salary and benefits	4,007,449	4,602,304
Operating lease liabilities, current	328,046	809,610
Accrued expenses and other current liabilities	4,257,554	8,062,975
Convertible notes	1,754,656	9,175,892
Derivative liabilities		553,707
Deferred revenue	175,375	1,943,168
Total current liabilities	19,555,890	62,004,823
Other non-current liabilities	209,439	323,305
Operating lease liabilities, non-current	489,122	103,157
TOTAL LIABILITIES	20,254,451	62,431,285
Commitments and contingencies
Shareholders' deficit:
Additional paid-in capital	217,540,733	210,718,835
Accumulated deficit	(214,327,424)	(214,842,438)
Accumulated other comprehensive loss	(2,130,845)	(1,912,896)
Total shareholders' deficit	1,130,836	(6,000,119)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	21,385,287	56,431,166
Class A
Shareholders' deficit:
Ordinary shares	45,910	33,918
Class B
Shareholders' deficit:
Ordinary shares	$ 2,462	$ 2,462